H1 2021 Product Sales year-on-year analysis (Tables)	6 Months Ended
Jun. 30, 2021
H1 2021 Product Sales year-on-year analysis
H1 2021 Product Sales year-on-year analysis

	World			Emerging Markets			US		Europe			Established RoW
		Actual	CER		Actual	CER		Actual		Actual	CER		Actual	CER
	$m	% change	% change	$m	% change	% change	$m	% change	$m	% change	% change	$m	% change	% change
Oncology	6,267	23	18	1,626	11	6	2,494	28	1,183	33	20	964	19	14
Tagrisso	2,454	22	17	697	17	10	853	18	468	44	30	436	18	13
Imfinzi	1,160	22	18	133	n/m	99	597	4	227	36	23	203	35	30
Lynparza	1,131	39	34	186	54	50	523	29	301	52	38	121	32	26
Calquence	490	n/m	n/m	7	n/m	n/m	445	n/m	32	n/m	n/m	6	n/m	n/m
Koselugo	48	n/m	n/m	-	-	-	47	n/m	1	-	-	-	-	-
Enhertu	4	n/m	n/m	4	n/m	n/m	-	-	-	-	-	-	-	-
Zoladex*	466	5	(1)	296	3	(3)	8	58	74	9	(1)	88	9	3
Faslodex*	227	(27)	(31)	80	(20)	(22)	16	(52)	71	(39)	(45)	60	(3)	(6)
Iressa*	107	(27)	(31)	89	(26)	(31)	5	(27)	3	(66)	(71)	10	(10)	(13)
Arimidex*	73	(32)	(35)	56	(37)	(40)	-	-	2	26	12	15	(10)	(13)
Casodex*	82	(7)	(13)	64	(7)	(14)	-	-	1	(29)	(10)	17	(7)	(10)
Others	25	(1)	(4)	14	4	1	-	-	3	19	4	8	(13)	(13)
BioPharmaceuticals: CVRM	3,935	14	9	1,921	19	14	987	-	727	24	13	300	9	3
Farxiga	1,356	60	53	557	82	77	302	27	372	67	51	125	53	44
Brilinta	749	(11)	(15)	180	(38)	(40)	360	2	178	3	(7)	31	6	(7)
Bydureon	198	(9)	(10)	2	(6)	(7)	162	(12)	29	20	7	5	(9)	(22)
Onglyza	200	(22)	(25)	108	9	4	44	(58)	31	6	(4)	17	(25)	(30)
Byetta	32	(9)	(12)	8	72	79	15	(20)	5	(27)	(38)	4	(17)	(26)
Other diabetes	29	23	17	8	n/m	n/m	11	(15)	9	53	35	1	25	18
Lokelma	72	n/m	n/m	2	n/m	n/m	49	n/m	5	n/m	n/m	16	n/m	n/m
Roxadustat	90	n/m	n/m	90	n/m	n/m	-	-	-	-	-	-	n/m	n/m
Crestor*	539	(7)	(11)	372	1	(4)	41	(10)	32	(50)	(54)	94	(10)	(12)
Seloken/Toprol-XL*	515	30	24	503	34	27	1	(88)	6	(23)	(20)	5	3	(8)
Atacand*	57	(55)	(55)	20	(79)	(79)	2	(56)	35	n/m	n/m	-	n/m	n/m
Others	98	(7)	(13)	71	9	2	-	-	25	(19)	(22)	2	(20)	(23)
BioPharmaceuticals: Respiratory & Immunology	2,961	11	6	885	17	10	1,148	17	616	5	(5)	312	(8)	(14)
Symbicort	1,371	(5)	(9)	306	5	2	530	(5)	344	(3)	(12)	191	(20)	(26)
Pulmicort	497	4	(2)	405	9	2	35	(2)	34	(15)	(25)	23	(24)	(30)
Fasenra	580	36	32	8	25	27	357	31	136	54	39	79	34	27
Daliresp	114	8	7	2	20	18	103	15	8	(36)	(42)	1	(56)	(60)
Bevespi	26	20	18	2	n/m	n/m	20	(5)	4	n/m	n/m	-	-	-
Breztri	82	n/m	n/m	27	n/m	n/m	43	n/m	1	n/m	n/m	11	n/m	n/m
Others	291	58	47	135	69	55	60	n/m	89	-	(9)	7	(16)	(25)
Other medicines	1,003	(10)	(14)	536	10	5	100	(34)	145	(40)	(42)	222	(8)	(12)
Nexium*	739	4	-	419	13	9	67	(17)	36	(2)	(11)	217	(4)	(8)
Synagis*	49	(72)	(72)	-	n/m	n/m	5	(77)	44	(71)	(71)	-	-	-
Seroquel XR/IR*	50	(21)	(21)	25	(9)	(8)	10	(29)	14	(4)	(3)	1	(88)	(88)
Losec/Prilosec*	100	1	(5)	84	4	(4)	-	(90)	15	56	55	1	(90)	(92)
FluMist*	3	n/m	n/m	1	-	-	-	n/m	2	n/m	n/m	-	-	-
Others	62	(9)	(13)	7	n/m	n/m	18	(46)	34	20	11	3	(16)	(14)
COVID-19	1,136	n/m	n/m	455	n/m	n/m	-	-	572	n/m	n/m	109	n/m	n/m
Pandemic COVID-19 vaccine	1,136	n/m	n/m	455	n/m	n/m	-	-	572	n/m	n/m	109	n/m	n/m
Total Product Sales	15,302	24	19	5,423	26	20	4,729	16	3,243	41	28	1,907	15	9